UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                5/6/2009
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            80
                                         ------------
Form 13F Information Table Value Total:       197,189
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (x $1000)  RN AMT PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  --------------    ---------  --------- ------- --- ---- ------- -------- ----------------
ADAMS EXPRESS CO 	      COM               006212104      263    35067  SH       SOLE     NONE      35067
ANTHRACITE CAP INC	      COM	        037023108        5    14420  SH       SOLE     NONE      14420
BANCROFT FUND LTD 	      COM	        059695106     2312   211883  SH       SOLE     NONE     211883
BANK OF AMERICA CORP          COM	        060505104      112    16242  SH       SOLE     NONE      16242
BERKSHIRE HATHAWAY INC DEL    CL B	        084670207      384      136  SH       SOLE     NONE        136
BLACKROCK DIVID ACHIEVRS TM   COM	        09250N107     1155   182189  SH       SOLE     NONE     182189
BLACKROCK ENH CAP INC FD I    COM               09256A109      272    27200  SH       SOLE     NONE      27200
BLACKROCK FLA MUN 2020 TERM   COM SHS           09250M109      885    78654  SH       SOLE     NONE      78654
BLACKROCK INSD MUN TERM TR    COM	        092474105     5759   560262  SH       SOLE     NONE     560262
BLACKROCK MUNIHLDNGS INS INV  COM	        09254P108     2565   253195  SH       SOLE     NONE     253195
BLACKROCK MUNIYIELD QUALITY   COM	        09254G108      147    15300  SH       SOLE     NONE      15300
BLACKROCK REAL ASSET EQUITY   COM	        09254B109      128    18100  SH       SOLE     NONE      18100
BLACKROCK STRAT DIVD ACHIEVE  COM	        09249Y107     2830   422988  SH       SOLE     NONE     422988
BLACKROCK INTL GRWTH & INC    COM BENE INTER    092524107     1365   180503  SH       SOLE     NONE     180503
CHEVRON CORP NEW 	      COM	        166764100      614     9134  SH       SOLE     NONE       9134
CME GROUP INC                 COM	        12572Q105      246     1000  SH       SOLE     NONE       1000
COHEN STEERS ADV INC RLTY     COM	        19247W102       30    15319  SH       SOLE     NONE      15319
DEFINED STRATEGY FD INC	      COM	        24476Y100     1752   227545  SH       SOLE     NONE     227545
DWS GLOBAL COMMODITIES STK    COM	        23338Y100     4992   875791  SH       SOLE     NONE     875791
EATON VANCE DUR INCOME        COM	        27828H105     1358   129230  SH       SOLE     NONE     129230
EATON VANCE TAX MNG GBL DV    COM	        27829F108     6201   721101  SH       SOLE     NONE     721101
EATON VANCE TX ADV GLBL DIV   COM	        27828S101       91    11400  SH       SOLE     NONE      11400
EATON VANCE TX MGD DIV EQ     COM	        27828N102     4242   433324  SH       SOLE     NONE      33324
EATON VANCE TXMGD GL BUYWR    COM	        27829C105     2494   264239  SH       SOLE     NONE     264239
ELLSWORTH FUND LTD	      COM               289074106     6663  1401886  SH       SOLE     NONE    1401886
GABELLI GLOBAL DEAL FD        COM SBI	        36245G103    10150   819207  SH       SOLE     NONE     819207
GABELLI GLOBAL MULTIMEDIA TR  COM	        36239Q109     1337   394277  SH       SOLE     NONE     394277
INSURED MUN INCOME FD	      COM	        45809F104      443    38948  SH       SOLE     NONE      38948
ISHARES TR	              BARCLYS US AGG    464287226      764     7525  SH       SOLE     NONE       9375
ISHARES TR	              DJ US REAL EST    464287739      369    14500  SH       SOLE     NONE      14500
ISHARES TR                    IBOXX INV CPBD    464287242     1195    12700  SH       SOLE     NONE      12700
ISHARES TR	              MSCI EAFE IDX     464287465      381    10127  SH       SOLE     NONE      10127
ISHARES TR                    S&P 100 IDX FD    464287101      250     6625  SH       SOLE     NONE       6625
ISHARES TR	              US PFD STK IDX    464288687     2612   114613  SH       SOLE     NONE     114613
JOHN BEAN TECHNOLOGIES CORP   COM	        477839104      184    17564  SH       SOLE     NONE      17564
LIBERTY ALL STAR EQUITY FD    SH BEN INT        530158104     6796  2327539  SH       SOLE     NONE    2327539
LOEWS CORP	              COM	        540424108      667    30200  SH       SOLE     NONE      30200
MBIA CAP CLAYMORE MNG DUR     COM               55266X100      460    46147  SH       SOLE     NONE      46147
MFS CHARTER INCOME TR	      SH BEN INT        552727109     4420   607198  SH       SOLE     NONE     607198
MFS INTER INCOME TR           SH BEN INT        55273C107    19571  3111406  SH       SOLE     NONE    3111406
MFS MULTIMARKET INCOME TR     SH BEN INT        552737108     7525  1469776  SH       SOLE     NONE    1469776
MICROSOFT CORP		      COM	        594918104      220    12000  SH       SOLE     NONE      12000
MORGAN STANLEY HIGH YIELD FD  COM	        61744M104      121    31415  SH       SOLE     NONE      31415
NEUBERGER BERMAN CA INT MUN   COM               64123C101      215    17747  SH       SOLE     NONE      17747
NEUBERGER BERMAN DIV ADVANT   COM	        64127J102       60    11831  SH       SOLE     NONE      11831
NEUBERGER BERMAN INTER MUNI   COM	        64124P101      359    29864  SH       SOLE     NONE      29864
NEW GERMANY FD INC	      COM	        644465106       68    10638  SH       SOLE     NONE      10638
NFJ DIVID INT & PREM STRTGY   COM SHS	        65337H109     1443   144255  SH       SOLE     NONE     144255
NUVEEN CORE EQUITY ALPHA FUND COM	        67090X107      572    68376  SH       SOLE     NONE      68376
NUVEEN EQTY PRM OPPORUNTY FD  COM	        6706EM102     6396   630177  SH       SOLE     NONE     630177
NUVEEN EQUITY PREM & GROWTH   COM	        6706EW100     2276   237082  SH       SOLE     NONE     237082
NUVEEN FLA QUALITY INCOME MU  COM	        670978105     3828   340299  SH       SOLE     NONE     340299
NUVEEN INSD PREM INCOME MUN   COM	        6706D8104      110    10500  SH       SOLE     NONE      10500
NUVEEN MULTI STRAT INC GR FD  COM SHS	        67073D102     1065   234854  SH       SOLE     NONE     234854
NUVEEN MUN MKT OPPORTUNITY    COM	        67062W103      454    40526  SH       SOLE     NONE      40526
NUVEEN NY SELECT QUALITY MUN  COM	        670976109      281    24800  SH       SOLE     NONE      24800
NUVEEN PERFORMANCE PLUS MUN   COM	        67062P108      177    15000  SH       SOLE     NONE      15000
PROSHARES TR                  PSHS ULSHT SP500	74347R883     3197    40313  SH       SOLE     NONE      40313
PROVIDENT ENERGY TR 	      TR UNIT	        74386K104	39    10500  SH       SOLE     NONE      10500
PUTNAM MANAGED MUN INCM TR    COM	        746823103     4827   884034  SH       SOLE     NONE     884034
PUTNAM MUN OPPORTUNITES TR    SH BEN INT	746922103     9619  1027634  SH       SOLE     NONE    1027634
PUTNAM PREMIER INCOME TR      SH BEN INT	746853100     7408  1912394  SH       SOLE     NONE    1912394
S & P 500 GEARED FD INC       COM	        78381R105      288    34203  SH       SOLE     NONE      34203
SELECT SECTOR SPDR TR         SBI CONS STPLS    81369Y308     4484   212500  SH       SOLE     NONE       4484
SELECT SECTOR SPDR TR 	      SBI HEALTHCARE    81369Y209      420    17350  SH       SOLE     NONE      17350
SELECT SECTOR SPDR TR 	      SBI INT-ENERGY    81369Y506     6290   148131  SH       SOLE     NONE     148131
SELECT SECTOR SPDR TR 	      SBI INT-UTILS     81369Y886      215     8400  SH       SOLE     NONE       8400
SPDR GOLD TRUST               GOLD SHS          78463V107      100   902800  SH CALL  SOLE     NONE     902800
SPDR SERIES TRUST 	      BRCLYS MUNI ETF   78464A458      223    10081  SH       SOLE     NONE      10081
SPDR TR                       UNIT SER 1	78462F103    13121   165007  SH       SOLE     NONE     165007
SUNAMERICA FCSED ALPHA GRW    COM	        867037103     4656   522550  SH       SOLE     NONE     522550
SUNAMERICA FOCUSE ALPHA LC    COM	        867038101     2903   319399  SH       SOLE     NONE     319399
UNITED STATES OIL FUND LP     UNITS	        91232N108      232     8000  SH       SOLE     NONE       8000
VAN KAMPEN DYNAMIC CR OPPORT  COM	        921166104       72    10895  SH       SOLE     NONE      10895
VANGUARD INDEX FDS 	      STK MRK ETF       922908769     6311   159441  SH       SOLE     NONE     159441
WESTERN ASSET CLYM INFL OPP   COM	        95766R104     1022    95265  SH       SOLE     NONE      95265
WESTERN ASSET EMRG MKT DEBT   COM	        95766A101     6216   526750  SH       SOLE     NONE     526750
WESTERN ASSET HIGH INCM OPP   COM	        95766K109	51    12159  SH       SOLE     NONE      12159
WESTERN ASSET INTM MUNI FD    COM	        958435109     1300   160653  SH       SOLE     NONE     160653
ZWEIG TOTAL RETURN FD INC     COM	        989837109     1227   390821  SH       SOLE     NONE     390821
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